Trade Accounts Receivables, Net (Details) - Schedule of unbilled receivables of concessions corresponds to future collections for public services granted according to the financial model - Unbilled Receivables Concessions [Member] - PEN (S/)
S/ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
Trade Accounts Receivables, Net (Details) - Schedule of unbilled receivables of concessions corresponds to future collections for public services granted according to the financial model [Line Items]
Trade accounts receivable	S/ 290,753	S/ 266,776
Tren Urbano de Lima S.A. [Member]
Trade Accounts Receivables, Net (Details) - Schedule of unbilled receivables of concessions corresponds to future collections for public services granted according to the financial model [Line Items]
Trade accounts receivable	256,526	235,763
Carretera Andina del Sur S.A.C [Member]
Trade Accounts Receivables, Net (Details) - Schedule of unbilled receivables of concessions corresponds to future collections for public services granted according to the financial model [Line Items]
Trade accounts receivable	12,667	10,611
Red Vial 5 S.A. [Member]
Trade Accounts Receivables, Net (Details) - Schedule of unbilled receivables of concessions corresponds to future collections for public services granted according to the financial model [Line Items]
Trade accounts receivable	16,451	15,436
Carretera Sierra Piura S.A.C. [Member]
Trade Accounts Receivables, Net (Details) - Schedule of unbilled receivables of concessions corresponds to future collections for public services granted according to the financial model [Line Items]
Trade accounts receivable	4,489	4,401
Concesionaria La Chira S.A. [Member]
Trade Accounts Receivables, Net (Details) - Schedule of unbilled receivables of concessions corresponds to future collections for public services granted according to the financial model [Line Items]
Trade accounts receivable	S/ 620	S/ 565